Distribution Date:	06/17/2020	CF 2019-CF2 Mortgage Trust
Determination Date:	06/11/2020
Commercial Mortgage Pass-Through Certificates
Series 2019-CF2

CONTACT INFORMATION
Depositor	CCRE Commercial Mortgage Securities, L.P.
Master Servicer	KeyBank National Association
Special Servicers	KeyBank National Association
LNR Partners, LLC
Asset Representations	Park Bridge Lender Services LLC
Reviewer / Operating
Advisor
Trustee / Custodian	Citibank, N.A.
Certificate Administrator	Citibank, N.A.

CONTENTS
Distribution Summary	2
Distribution Summary (Factors)	4
Interest Distribution Detail	6
Principal Distribution Detail	8
Reconciliation Detail	9
Other Information	10
Stratification Detail	11
Mortgage Loan Detail	14
Delinquency Loan Detail	16
Appraisal Reduction Detail	18
Loan Modification Detail	20
Specially Serviced Loan Detail	22
Unscheduled Principal Detail	24
Liquidated Loan Detail	26
CREFC Legends	28

Deal Contact:	James Polcari	Citibank, N.A.
	james.polcari@citi.com	Agency and Trust
	Tel: (212) 816-7079	388 Greenwich Street, 14th Floor
New York, NY 10013

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